Leases - Schedule of Maturity Analysis of Annual Undiscounted Cash Flows (Details) - Feb. 28, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2024	¥ 4,386	$ 633
2025	1,211	175
2026	88	13
Total minimum lease payments	5,685	821
Less: amount representing interest	(1,959)	(284)
Operating Lease, Liability	¥ 3,726	$ 537